Basis of Preparation and Summary of Significant Accounting Policies - Disclosure of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Building [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	21 years
Building [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	25 years
Mobile network infrastructure [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	4 years
Mobile network infrastructure [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	20 years
Fixed network infrastructure [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Fixed network infrastructure [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	25 years
Call center equipment [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	4 years
Call center equipment [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	8 years
Equipment, fixtures and fittings [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	2 years
Equipment, fixtures and fittings [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	10 years
Motor vehicles [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	4 years
Motor vehicles [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	6 years
Leasehold improvements [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Leasehold improvements [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years